CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net Income (loss)	$ 5,957	$ (6,713)	$ (10,693)
Cash flow hedges:
Changes in unrealized (losses) gains	(532)	312	76
Reclassification adjustments for (gains) losses included in net income or loss	292	(286)	(24)
Net change	(240)	26	52
Foreign currency translation adjustment	(113)	(235)	72
Other accumulated comprehensive income (loss)	(353)	(209)	124
Comprehensive income (loss)	$ 5,604	$ (6,922)	$ (10,569)